Short-term investments - Summary Of Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Investments [Abstract]
Commercial banks deposits	¥ 36,820	$ 5,714	¥ 36,197
Investment without readily determinable fair value	160,774	24,952	165,381
Total short-term investments	¥ 197,594	$ 30,666	¥ 201,578